GENERAL (Details)	Jun. 30, 2020 carrier storage_unit	Dec. 31, 2019	Jul. 31, 2018	Jul. 12, 2018
Golar
Business Acquisition [Line Items]
Ownership percentage	30.80%	30.60%
Golar GP LLC
Business Acquisition [Line Items]
General partner ownership	2.00%	2.00%
LNG Carrier
Business Acquisition [Line Items]
Number of vessels | carrier	4
FSRU
Business Acquisition [Line Items]
Number of vessels | storage_unit	6
Hilli LLC
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired			50.00%	50.00%
Hilli LLC | Hilli LLC
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired				50.00%